Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 20,961
Exchange adjustments	(154)
Increase (decrease) in existing provisionsa	5,343
Write-back of unused provisionsa	(490)
Unwinding of discounta	391
Change in discount rate	1,332
Utilization	(1,915)
Reclassified to other payables	(340)
Reclassified as liabilities directly associated with assets held for sale	(47)
Deletions	(253)
Ending balance, provisions	24,828	$ 20,961
Current provisions	5,256	3,761
Non-current provisions	19,572	17,200
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	14,476
Exchange adjustments	(25)
Increase (decrease) in existing provisionsa	1,231
Write-back of unused provisionsa	(18)
Unwinding of discounta	331
Change in discount rate	1,252
Utilization	(72)
Reclassified to other payables	(257)
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	(253)
Ending balance, provisions	16,665	14,476
Current provisions	609
Non-current provisions	16,056
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,629
Exchange adjustments	(10)
Increase (decrease) in existing provisionsa	363
Write-back of unused provisionsa	(55)
Unwinding of discounta	36
Change in discount rate	41
Utilization	(259)
Reclassified to other payables	0
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	0
Ending balance, provisions	1,745	1,629
Current provisions	277
Non-current provisions	1,468
Litigation And Claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	910
Exchange adjustments	(4)
Increase (decrease) in existing provisionsa	226
Write-back of unused provisionsa	(90)
Unwinding of discounta	14
Change in discount rate	33
Utilization	(188)
Reclassified to other payables	(67)
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	0
Ending balance, provisions	834	910
Current provisions	112
Non-current provisions	722
Emissions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,669
Exchange adjustments	(39)
Increase (decrease) in existing provisionsa	2,900
Write-back of unused provisionsa	(23)
Unwinding of discounta	0
Change in discount rate	0
Utilization	(754)
Reclassified to other payables	0
Reclassified as liabilities directly associated with assets held for sale	0
Deletions	0
Ending balance, provisions	3,753	1,669
Current provisions	3,481
Non-current provisions	272
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,277
Exchange adjustments	(76)
Increase (decrease) in existing provisionsa	623
Write-back of unused provisionsa	(304)
Unwinding of discounta	10
Change in discount rate	6
Utilization	(642)
Reclassified to other payables	(16)
Reclassified as liabilities directly associated with assets held for sale	(47)
Deletions	0
Ending balance, provisions	1,831	$ 2,277
Current provisions	777
Non-current provisions	$ 1,054